Federated Max-Cap Index Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—97.6%
		Communication Services—10.2%
6,296		Activision Blizzard, Inc.	$ 306,867
3,803	[2]	Alphabet, Inc., Class A	4,632,815
3,893	[2]	Alphabet, Inc., Class C	4,736,535
93,321		AT&T, Inc.	3,177,580
5,066		CBS Corp., Class B	260,950
12,553		CenturyLink, Inc.	151,766
2,099	[2]	Charter Communications, Inc.	808,913
60,879		Comcast Corp., Class A	2,628,146
4,507	[2]	Discovery, Inc.	136,607
7,295	[2]	Discovery, Inc.	206,011
2,126	[2]	DISH Network Corp., Class A	71,986
2,089	[2]	Electronic Arts, Inc.	193,232
29,588	[2]	Facebook, Inc.	5,746,877
4,467		Fox Corp	166,708
2,494		Fox Corp	92,777
11,803		Interpublic Group of Cos., Inc.	270,525
5,108	[2]	NetFlix, Inc.	1,649,833
4,920		News Corp., Inc.	64,747
453		News Corp., Inc.	6,097
3,171		Omnicom Group, Inc.	254,378
3,996	[2]	T-Mobile USA, Inc.	318,601
1,498	[2]	Take-Two Interactive Software, Inc.	183,535
1,538	[2]	TripAdvisor, Inc.	67,903
9,102	[2]	Twitter, Inc.	385,106
52,884		Verizon Communications, Inc.	2,922,899
3,760		Viacom, Inc., Class B	114,116
21,933		Walt Disney Co.	3,136,638
		TOTAL	32,692,148
		Consumer Discretionary—9.9%
754		Advance Auto Parts, Inc.	113,583
5,315	[2]	Amazon.com, Inc.	9,921,936
3,659		Aptiv PLC	320,711
448	[2]	AutoZone, Inc.	503,122
2,833		Best Buy Co., Inc.	216,810
2,623		Block (H&R), Inc.	72,631
464	[2]	Booking Holdings, Inc.	875,387
3,133		BorgWarner, Inc.	118,427
233	[2]	CarMax, Inc.	20,448
1,887		Carnival Corp.	89,123
266	[2]	Chipotle Mexican Grill, Inc.	211,611
901		D. R. Horton, Inc.	41,383
2,865		Darden Restaurants, Inc.	348,269
3,046		Dollar General Corp.	408,225
2,727	[2]	Dollar Tree, Inc.	277,472
10,718		eBay, Inc.	441,474
1,561		Expedia Group, Inc.	207,207

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
5,137		Foot Locker, Inc.	$ 210,925
47,404		Ford Motor Co.	451,760
1,244		Garmin Ltd.	97,766
16,980		General Motors Co.	684,973
1,857		Genuine Parts Co.	180,352
5,002		Hanesbrands, Inc.	80,482
2,875		Harley-Davidson, Inc.	102,868
1,517		Hasbro, Inc.	183,800
3,853		Hilton Worldwide Holdings, Inc.	372,007
13,852		Home Depot, Inc.	2,960,034
2,197		Kohl's Corp.	118,330
3,342		L Brands, Inc.	86,725
3,425		Lennar Corp., Class A	162,927
4,026	[2]	LKQ Corp.	108,420
9,927		Lowe's Cos., Inc.	1,006,598
2,367		Marriott International, Inc., Class A	329,155
9,513		McDonald's Corp.	2,004,579
6,550		MGM Resorts International	196,631
795	[2]	Mohawk Industries, Inc.	99,129
5,335		Newell Brands, Inc.	75,704
16,270		Nike, Inc., Class B	1,399,708
1,557		Nordstrom, Inc.	51,552
2,539	[2]	Norwegian Cruise Line Holdings Ltd.	125,528
908	[2]	O'Reilly Automotive, Inc.	345,730
7,969		Pulte Group, Inc.	251,103
1,139		PVH Corp.	101,280
821		Ralph Lauren Corp.	85,573
4,650		Ross Stores, Inc.	493,040
2,001		Royal Caribbean Cruises Ltd.	232,796
17,162		Starbucks Corp.	1,625,070
4,463		Tapestry, Inc.	138,041
6,391		Target Corp.	552,182
15,748		TJX Cos., Inc.	859,211
1,236		Tractor Supply Co.	134,489
1,136	[2]	Ulta Beauty, Inc.	396,748
5,762	[2]	Under Armour, Inc.	117,199
5,299	[2]	Under Armour, Inc., Class A	122,248
4,472		V.F. Corp.	390,808
945		Whirlpool Corp.	137,479
1,356		Wynn Resorts Ltd.	176,375
3,592		Yum! Brands, Inc.	404,172
		TOTAL	31,841,316
		Consumer Staples—7.2%
24,297		Altria Group, Inc.	1,143,660
3,332		Archer-Daniels-Midland Co.	136,879
4,906		Brown-Forman Corp., Class B	268,898
2,844		Campbell Soup Co.	117,571
2,710		Church and Dwight, Inc.	204,442
1,813		Clorox Co.	294,794
11,287		Colgate-Palmolive Co.	809,729

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
834		Conagra Brands, Inc.	$ 24,078
2,283		Constellation Brands, Inc., Class A	449,340
5,582		Costco Wholesale Corp.	1,538,567
3,429		Coty, Inc. - CL A	37,410
1,927		Estee Lauder Cos., Inc., Class A	354,934
7,645		General Mills, Inc.	406,026
2,891		Hershey Foods Corp.	438,680
3,981		Hormel Foods Corp.	163,181
333		Kellogg Co.	19,387
4,500		Kimberly-Clark Corp.	610,425
12,860		Kraft Heinz Co./The	411,649
10,316		Kroger Co.	218,287
1,963		Lamb Weston Holdings, Inc.	131,757
2,545		McCormick & Co., Inc.	403,484
2,201		Molson Coors Brewing Co., Class B	118,832
17,833		Mondelez International, Inc.	953,887
4,918	[2]	Monster Beverage Corp.	317,063
16,585		PepsiCo, Inc.	2,119,729
19,464		Philip Morris International, Inc.	1,627,385
31,890		Procter & Gamble Co.	3,764,296
1,254		Smucker (J.M.) Co.	139,432
6,423		Sysco Corp.	440,425
49,195		The Coca-Cola Co.	2,589,133
3,430		Tyson Foods, Inc., Class A	272,685
10,298		Walgreens Boots Alliance, Inc.	561,138
17,717		WalMart Inc.	1,955,602
		TOTAL	23,042,785
		Energy—4.8%
8,557		Anadarko Petroleum Corp.	630,309
4,857		Apache Corp.	118,608
6,239		Baker Hughes a GE Co. LLC	158,408
11,936		Cabot Oil & Gas Corp., Class A	228,694
24,358		Chevron Corp.	2,998,713
1,565		Cimarex Energy Co.	79,299
2,714		Concho Resources, Inc.	265,103
16,861		ConocoPhillips	996,148
5,274		Devon Energy Corp.	142,398
516		Diamondback Energy, Inc.	53,370
7,684		EOG Resources, Inc.	659,671
51,525		Exxon Mobil Corp.	3,831,399
12,418		Halliburton Co.	285,614
4,438		Helmerich & Payne, Inc.	220,480
5,757		Hess Corp.	373,284
2,286		HollyFrontier Corp.	113,774
23,362		Kinder Morgan, Inc.	481,724
10,452		Marathon Oil Corp.	147,060
8,678		Marathon Petroleum Corp.	489,352
4,652		National Oilwell Varco, Inc.	110,811
5,955		Noble Energy, Inc.	131,486
6,441		Occidental Petroleum Corp.	330,810

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Energy—continued
2,933		ONEOK, Inc.	$ 205,545
3,578		Phillips 66	366,960
2,242		Pioneer Natural Resources, Inc.	309,486
18,342		Schlumberger Ltd.	733,130
5,670		Valero Energy Corp.	483,367
15,705		Williams Cos., Inc.	386,971
		TOTAL	15,331,974
		Financials—12.8%
961		Affiliated Managers Group	82,444
8,874		Aflac, Inc.	467,127
4,419		Allstate Corp.	474,601
8,510		American Express Co.	1,058,389
10,436		American International Group, Inc.	584,312
2,734		Ameriprise Financial, Inc.	397,824
2,242		Aon PLC	424,299
111,630		Bank of America Corp.	3,424,808
11,869		Bank of New York Mellon Corp.	556,894
10,331		BB&T Corp.	532,356
23,779	[2]	Berkshire Hathaway, Inc.	4,884,920
1,572		BlackRock, Inc.	735,193
5,604		Capital One Financial Corp.	517,922
1,353		Cboe Global Markets, Inc.	147,896
15,813		Charles Schwab Corp.	683,438
5,758		Chubb Ltd.	880,053
1,627		Cincinnati Financial Corp.	174,626
31,546		Citigroup, Inc.	2,244,813
4,913		Citizens Financial Group, Inc.	183,058
3,750		CME Group, Inc.	729,075
4,168		Comerica, Inc.	305,098
6,077		Discover Financial Services	545,350
3,596		E*Trade Group, Inc.	175,449
3,518		Fifth Third Bancorp	104,449
468		First Republic Bank	46,500
4,163		Franklin Resources, Inc.	135,839
2,002		Gallagher (Arthur J.) & Co.	181,041
4,147		Goldman Sachs Group, Inc.	912,879
13,761		Huntington Bancshares, Inc.	196,094
7,022		Intercontinental Exchange, Inc.	616,953
4,351		Invesco Ltd.	83,496
11,637		Jefferies Financial Group, Inc.	248,217
41,187		JPMorgan Chase & Co.	4,777,692
12,350		KeyCorp	226,870
4,988		Lincoln National Corp.	325,916
2,821		Loews Corp.	151,036
1,916		M & T Bank Corp.	314,703
477		Marketaxess Holdings, Inc.	160,768
6,752		Marsh & McLennan Cos., Inc.	667,098
15,172		MetLife, Inc.	749,800
1,301		Moody's Corp.	278,856
15,843		Morgan Stanley	705,964

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Financials—continued
941		MSCI, Inc., Class A	$ 213,833
3,117		Northern Trust Corp.	305,466
5,713		PNC Financial Services Group	816,388
2,741		Principal Financial Group, Inc.	159,088
7,078		Progressive Corp., OH	573,176
6,689		Prudential Financial, Inc.	677,663
1,706		Raymond James Financial, Inc.	137,623
12,595		Regions Financial Corp.	200,638
2,443		S&P Global, Inc.	598,413
5,283		State Street Corp.	306,889
5,199		SunTrust Banks, Inc.	346,253
12,559		Synchrony Financial	450,617
3,276		T. Rowe Price Group, Inc.	371,466
1,785		The Hartford Financial Services Group, Inc.	102,870
3,157		The Travelers Cos., Inc.	462,879
933		Torchmark Corp.	85,202
19,450		U.S. Bancorp	1,111,568
7,415		Unum Group	236,909
51,871		Wells Fargo & Co.	2,511,075
1,487		Willis Towers Watson PLC	290,292
5,806		Zions Bancorporation, N.A.	261,676
		TOTAL	41,314,100
		Health Care—13.3%
21,962		Abbott Laboratories	1,912,890
20,691		AbbVie, Inc.	1,378,434
589	[2]	Abiomed, Inc.	164,072
4,423		Agilent Technologies, Inc.	307,000
2,781	[2]	Alexion Pharmaceuticals, Inc.	315,059
1,446	[2]	Align Technology, Inc.	302,330
3,663		Allergan PLC	587,911
1,885		AmerisourceBergen Corp.	164,278
7,888		Amgen, Inc.	1,471,743
3,151		Anthem, Inc.	928,316
6,148		Baxter International, Inc.	516,248
3,419		Becton Dickinson & Co.	864,323
2,461	[2]	Biogen, Inc.	585,275
13,892	[2]	Boston Scientific Corp.	589,854
17,527		Bristol-Myers Squibb Co.	778,374
3,874		Cardinal Health, Inc.	177,158
10,508	[2]	Celgene Corp.	965,265
2,429	[2]	Centene Corp.	126,527
4,038		Cerner Corp.	289,323
4,840		CIGNA Corp.	822,413
1,101		Cooper Cos., Inc.	371,477
16,539		CVS Health Corp.	924,034
7,758		Danaher Corp.	1,089,999
2,192	[2]	DaVita HealthCare Partners, Inc.	131,191
5,664		Dentsply Sirona, Inc.	308,405
2,635	[2]	Edwards Lifesciences Corp.	560,860
12,278		Eli Lilly & Co.	1,337,688

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Health Care—continued
16,354		Gilead Sciences, Inc.	$ 1,071,514
3,305		HCA Healthcare, Inc.	441,251
4,075	[2]	Henry Schein, Inc.	271,150
6,546	[2]	Hologic, Inc.	335,482
1,109		Humana, Inc.	329,096
519	[2]	IDEXX Laboratories, Inc.	146,384
1,428	[2]	Illumina, Inc.	427,515
2,139	[2]	Incyte Genomics, Inc.	181,644
1,488	[2]	Intuitive Surgical, Inc.	773,031
1,796	[2]	IQVIA Holdings, Inc.	285,869
33,822		Johnson & Johnson	4,404,301
1,374	[2]	Laboratory Corp. of America Holdings	230,172
3,558		McKesson Corp.	494,384
16,977		Medtronic PLC	1,730,635
32,218		Merck & Co., Inc.	2,673,772
276	[2]	Mettler-Toledo International, Inc.	208,863
6,031	[2]	Mylan NV	126,048
6,592	[2]	Nektar Therapeutics	187,608
1,221		PerkinElmer, Inc.	105,152
1,354		Perrigo Co.	73,130
69,722		Pfizer, Inc.	2,708,002
2,010		Quest Diagnostics, Inc.	205,181
968	[2]	Regeneron Pharmaceuticals, Inc.	295,008
556		ResMed, Inc.	71,557
3,976		Stryker Corp.	834,085
559		Teleflex, Inc.	189,915
4,973		Thermo Fisher Scientific, Inc.	1,380,903
12,153		UnitedHealth Group, Inc.	3,026,219
1,079		Universal Health Services, Inc., Class B	162,778
1,077	[2]	Varian Medical Systems, Inc.	126,407
2,390	[2]	Vertex Pharmaceuticals, Inc.	398,222
146	[2]	Waters Corp.	30,742
111	[2]	WellCare Health Plans, Inc.	31,885
2,446		Zimmer Biomet Holdings, Inc.	330,528
5,784		Zoetis, Inc.	664,524
		TOTAL	42,923,404
		Industrials—9.1%
7,474		3M Co.	1,305,857
1,509		Alaska Air Group, Inc.	95,610
2,623		Allegion PLC	271,585
183		American Airlines Group, Inc.	5,583
2,533		Ametek, Inc.	226,982
6,625		Boeing Co.	2,260,318
2,049		C.H. Robinson Worldwide, Inc.	171,563
6,076		Caterpillar, Inc.	800,027
1,041		Cintas Corp.	271,118
476	[2]	Copart, Inc.	36,904
11,692		CSX Corp.	823,117
1,820		Cummins, Inc.	298,480
3,058		Deere & Co.	506,558

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Industrials—continued
7,690		Delta Air Lines, Inc.	$ 469,398
1,523		Dover Corp.	147,503
5,192		Eaton Corp. PLC	426,730
8,252		Emerson Electric Co.	535,390
380		Equifax, Inc.	52,854
2,584		Expeditors International Washington, Inc.	197,288
2,574		Fastenal Co.	79,279
3,218		FedEx Corp.	548,766
1,169		Flowserve Corp.	58,485
5,653		Fortive Corp.	429,911
2,328		Fortune Brands Home & Security, Inc.	127,900
3,611		General Dynamics Corp.	671,429
109,084		General Electric Co.	1,139,928
605		Grainger (W.W.), Inc.	176,073
9,034		Honeywell International, Inc.	1,558,004
393		Huntington Ingalls Industries, Inc.	89,722
4,085	[2]	IHS Markit Ltd.	263,156
3,997		Illinois Tool Works, Inc.	616,457
2,806		Ingersoll-Rand Plc, Class A	346,990
1,223		Jacobs Engineering Group, Inc.	100,910
13,981		Johnson Controls International PLC	593,354
1,124		Kansas City Southern Industries, Inc.	139,084
3,612		L3Harris Technologies Inc.	749,851
3,026		Lockheed Martin Corp.	1,095,926
4,518		Masco Corp.	184,199
11,118		Nielsen Holdings PLC	257,493
3,208		Norfolk Southern Corp.	613,113
2,072		Northrop Grumman Corp.	716,021
2,236		PACCAR, Inc.	156,833
1,804		Parker-Hannifin Corp.	315,844
2,375		Pentair PLC	92,174
3,589		Raytheon Co.	654,239
2,763		Republic Services, Inc.	244,940
2,041		Robert Half International, Inc.	123,297
1,653		Rockwell Automation, Inc.	265,769
2,121		Rollins, Inc.	71,117
1,229		Roper Technologies, Inc.	446,926
2,464		Smith (A.O.) Corp.	111,989
9,199		Southwest Airlines Co.	474,024
2,130		Stanley Black & Decker Inc.	314,367
2,813		Textron Inc.	138,681
932	[2]	Transdigm Group, Inc.	452,430
8,924		Union Pacific Corp.	1,605,874
2,550	[2]	United Airlines Holdings Inc.	234,371
9,128		United Parcel Service, Inc.	1,090,522
2,182	[2]	United Rentals, Inc.	276,132
11,460		United Technologies Corp.	1,531,056
3,134		Verisk Analytics, Inc.	475,490
1,768		Wabtec Corp.	137,338
4,709		Waste Management, Inc.	550,953

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Industrials—continued
414		Xylem, Inc.	$ 33,240
		TOTAL	29,256,522
		Information Technology—21.4%
8,239		Accenture PLC	1,586,667
6,245	[2]	Adobe, Inc.	1,866,381
10,257	[2]	Advanced Micro Devices, Inc.	312,326
2,080	[2]	Akamai Technologies, Inc.	183,310
693		Alliance Data Systems Corp.	108,746
4,007		Amphenol Corp., Class A	373,933
4,620		Analog Devices, Inc.	542,665
300	[2]	Ansys, Inc.	60,936
55,346		Apple, Inc.	11,790,912
12,262		Applied Materials, Inc.	605,375
46	[2]	Arista Networks, Inc.	12,579
3,696	[2]	Autodesk, Inc.	577,204
5,491		Automatic Data Processing, Inc.	914,361
4,987		Broadcom, Inc.	1,446,180
1,232		Broadridge Financial Solutions	156,612
3,129	[2]	Cadence Design Systems, Inc.	231,264
53,638		Cisco Systems, Inc.	2,971,545
21		Citrix Systems, Inc.	1,979
4,786		Cognizant Technology Solutions Corp.	311,760
9,466		Corning, Inc.	291,080
3,501		DXC Technology Co.	195,251
1,847	[2]	F5 Networks, Inc.	270,992
6,562		Fidelity National Information Services, Inc.	874,387
6,893	[2]	Fiserv, Inc.	726,729
979	[2]	FleetCor Technologies Inc.	278,202
1,782		FLIR Systems, Inc.	88,494
3,854	[2]	Fortinet Inc.	309,515
1,077	[2]	Gartner, Inc., Class A	150,058
2,942		Global Payments, Inc.	494,021
15,221		Hewlett Packard Enterprise Co.	218,726
18,674		Hewlett-Packard Co.	392,901
11,417		IBM Corp.	1,692,456
57,320		Intel Corp.	2,897,526
3,204		Intuit, Inc.	888,501
4,475		Juniper Networks, Inc.	120,915
2,044	[2]	Keysight Technologies, Inc.	182,979
2,136		KLA Corp.	291,180
1,928		Lam Research Corp.	402,200
11,258		Mastercard, Inc.	3,065,216
788		Maxim Integrated Products, Inc.	46,642
3,089		Microchip Technology, Inc.	291,663
17,753	[2]	Micron Technology, Inc.	796,932
96,978		Microsoft Corp.	13,215,192
3,016		Motorola, Inc.	500,535
3,270		NetApp, Inc.	191,262
6,700		NVIDIA Corp.	1,130,424
31,255		Oracle Corp.	1,759,656

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Information Technology—continued
3,694		Paychex, Inc.	$ 306,787
16,177	[2]	PayPal, Inc.	1,785,941
3,901	[2]	Qorvo, Inc.	285,904
15,339		Qualcomm, Inc.	1,122,201
9,778	[2]	Salesforce.com, Inc.	1,510,701
3,353		Seagate Technology PLC	155,277
2,350		Skyworks Solutions, Inc.	200,408
8,103		Symantec Corp.	174,701
1,659	[2]	Synopsys, Inc.	220,249
2,646		TE Connectivity Ltd.	244,490
12,150		Texas Instruments, Inc.	1,518,871
1,821		Total System Services, Inc.	247,146
2,063	[2]	Verisign, Inc.	435,479
21,900		Visa, Inc., Class A	3,898,200
3,711		Western Digital Corp.	199,986
6,851		Xerox Corp.	219,917
2,943		Xilinx, Inc.	336,120
		TOTAL	68,680,748
		Materials—2.7%
2,087		Air Products & Chemicals, Inc.	476,400
17,686	[2]	Amcor PLC	187,472
1,024		Avery Dennison Corp.	117,627
6,544		Ball Corp.	467,765
3,079		Celanese Corp.	345,371
6,110		CF Industries Holdings, Inc.	302,812
10,620		Corteva, Inc.	313,290
9,551		Dow, Inc.	462,650
9,649		DuPont de Nemours, Inc.	696,272
2,164		Eastman Chemical Co.	163,057
4,018		Ecolab, Inc.	810,551
4,721		Freeport-McMoRan, Inc.	52,214
253		International Flavors & Fragrances, Inc.	36,429
8,591		International Paper Co.	377,231
6,716		Linde PLC	1,284,636
4,202		LyondellBasell Investment LLC	351,665
822		Martin Marietta Materials	203,651
3,179		Mosaic Co./The	80,079
11,199		Newmont Goldcorp Corp	408,987
4,434		Nucor Corp.	241,121
1,173		Packaging Corp. of America	118,438
3,258		PPG Industries, Inc.	382,457
1,259		Sealed Air Corp.	52,614
1,071		Sherwin-Williams Co.	549,466
1,723		Vulcan Materials Co.	238,377
2,403		WestRock Co.	86,628
		TOTAL	8,807,260
		Real Estate—3.0%
1,223		Alexandria Real Estate Equities, Inc.	178,998
6,308		American Tower Corp.	1,334,899
1,283		Apartment Investment & Management Co., Class A	63,560

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Real Estate—continued
2,501		Avalonbay Communities, Inc.	$ 522,184
1,996		Boston Properties, Inc.	265,368
4,016	[2]	CBRE Group, Inc.	212,888
5,287		Crown Castle International Corp.	704,546
2,792		Digital Realty Trust, Inc.	319,293
9,335		Duke Realty Corp.	311,136
759		Equinix, Inc.	381,094
4,462		Equity Residential Properties Trust	352,007
729		Essex Property Trust, Inc.	220,318
1,632		Extra Space Storage, Inc.	183,420
2,103		Federal Realty Investment Trust	277,617
1,387		HCP, Inc.	44,287
11,041		Host Marriott Corp.	192,003
4,584		Iron Mountain, Inc.	134,815
4,134		Kimco Realty Corp.	79,414
1,184		Mid-American Apartment Communities, Inc.	139,523
6,101		ProLogis Inc.	491,802
2,028		Public Storage, Inc.	492,317
3,561		Realty Income Corp.	246,457
1,671		Regency Centers Corp.	111,456
2,097	[2]	SBA Communications, Corp.	514,625
4,852		Simon Property Group, Inc.	786,994
1,135		SL Green Realty Corp.	92,026
2,900		UDR, Inc.	133,574
4,526		Ventas, Inc.	304,554
4,759		Welltower, Inc.	395,568
3,583		Weyerhaeuser Co.	91,044
		TOTAL	9,577,787
		Utilities—3.2%
6,566		AES Corp.	110,243
5,114		Ameren Corp.	387,079
7,953		American Electric Power Co., Inc.	698,353
2,022		American Water Works Co., Inc.	232,085
16		Atmos Energy Corp.	1,745
7,238		CenterPoint Energy, Inc.	209,974
3,066		CMS Energy Corp.	178,503
4,396		Consolidated Edison Co.	373,484
12,160		Dominion Energy, Inc.	903,367
2,082		DTE Energy Co.	264,643
9,565		Duke Energy Corp.	829,477
2,217		Edison International	165,255
2,165		Entergy Corp.	228,667
3,595		Evergy, Inc.	217,462
3,664		EverSource Energy	277,951
12,122		Exelon Corp.	546,217
6,519		FirstEnergy Corp.	286,641
6,212		NextEra Energy, Inc.	1,286,940
7,810		NRG Energy, Inc.	266,633
2,996		Pinnacle West Capital Corp.	273,295
4,213		PPL Corp.	124,831

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Utilities—continued
6,905		Public Service Enterprises Group, Inc.	$ 394,621
3,331		Sempra Energy	451,117
13,376		Southern Co.	751,731
3,629		WEC Energy Group, Inc.	310,134
6,007		Xcel Energy, Inc.	358,077
		TOTAL	10,128,525
		TOTAL COMMON STOCKS (IDENTIFIED COST $87,670,183)	313,596,569
		INVESTMENT COMPANY—2.4%
7,807,493		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.390%[3] (IDENTIFIED COST $7,810,017)	7,809,836
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $95,480,200)	321,406,405
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	123,147
		TOTAL NET ASSETS—100%	$ 321,529,552
At July 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
2S&P 500 E-Mini Index Long Futures	6	$ 894,690	September 2019	$ (6,155)
2S&P 500 Index Long Futures	9	$6,710,175	September 2019	$59,146
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$52,991
The average notional value of long futures contracts held by the Fund throughout the period was $9,985,929. This is based on amounts held as of each month-end throughout the nine month fiscal period.
Unrealized Appreciation on Futures Contract is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	294,759	4,962,155	5,256,914
Purchases/Additions	9,303,318	60,073,682	69,377,000
Sales/Reductions	(9,598,077)	(57,228,344)	(66,826,421)
Balance of Shares Held 7/31/2019	—	7,807,493	7,807,493
Value	$ —	$ 7,809,836	$ 7,809,836
Change in Unrealized Appreciation/Depreciation	N/A	$ (318)	$ (318)
Net Realized Gain/(Loss)	N/A	$ 1,878	$ 1,878
Dividend Income	$ 7,442	$ 97,085	$ 104,527
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $7,604,865 at July 31, 2019, which represents 2.4% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Federated Mid-Cap Index Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—97.6%
		Communication Services—2.5%
15,690	[2]	AMC Networks, Inc.	$ 837,532
1,845		Cable One, Inc.	2,244,996
22,432	[2]	Cars.com, Inc.	426,208
33,055		Cinemark Holdings, Inc.	1,319,556
44,459	[2,3]	Live Nation Entertainment, Inc.	3,203,716
7,873		Meredith Corp.	431,913
44,418		New York Times Co., Class A	1,584,834
88,764		Tegna, Inc.	1,348,325
28,783		Telephone and Data System, Inc.	930,842
8,652	[3]	Wiley (John) & Sons, Inc., Class A	393,752
13,419		World Wrestling Entertainment, Inc.	976,635
24,722	[2]	Yelp, Inc.	866,506
		TOTAL	14,564,815
		Consumer Discretionary—12.0%
26,463		Aaron's, Inc.	1,668,492
30,703	[3]	Adient PLC	729,196
17,366	[2]	Adtalem Global Education, Inc.	822,627
56,120		American Eagle Outfitters, Inc.	992,763
11,915	[2]	AutoNation, Inc.	580,022
47,540	[3]	Bed Bath & Beyond, Inc.	461,613
27,893		Boyd Gaming Corp.	738,886
4,900		Brinker International, Inc.	195,265
29,405		Brunswick Corp.	1,445,550
166,956	[2]	Caesars Entertainment Corp.	1,976,759
15,240		Carter's, Inc.	1,417,625
14,732	[3]	Cheesecake Factory, Inc.	634,655
10,980		Churchill Downs, Inc.	1,313,757
7,461	[3]	Cracker Barrel Old Country Store, Inc.	1,296,050
49,764		Dana, Inc.	831,557
11,043	[2]	Deckers Outdoor Corp.	1,725,800
13,559		Delphi Technologies PLC	254,096
23,529	[3]	Dick's Sporting Goods, Inc.	874,573
2,294	[3]	Dillard's, Inc., Class A	166,957
13,130		Domino's Pizza, Inc.	3,210,679
26,099		Dunkin' Brands Group Inc.	2,092,096
20,418	[2,3]	Eldorado Resorts, Inc.	921,260
17,717	[2,3]	Five Below, Inc.	2,081,039
80,546		Gentex Corp.	2,208,571
79,058		Goodyear Tire & Rubber Co.	1,085,466
1,333		Graham Holdings Co.	990,059
10,127	[2]	Helen of Troy Ltd.	1,501,632
6,501		International Speedway Corp., Class A	293,065
7,719		Jack in the Box, Inc.	554,456
29,585		KB HOME	777,198
9,790	[3]	Marriott Vacations Worldwide Corp.	1,000,832
92,165	[2,3]	Mattel, Inc.	1,345,609
35,507	[2]	Michaels COS, Inc.	243,933
1

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
9,055	[2]	Murphy USA, Inc.	$ 800,100
1,100	[2]	NVR, Inc.	3,678,554
16,277	[2]	Ollie's Bargain Outlet Holding, Inc.	1,378,499
7,701		Papa John's International, Inc.	342,078
37,429	[2]	Penn National Gaming, Inc.	730,614
19,209		Polaris Industries, Inc., Class A	1,818,516
12,603		Pool Corp.	2,386,630
42,843	[2]	Sally Beauty Holdings, Inc.	588,663
31,811	[2]	Scientific Games Corp.	650,535
65,026		Service Corp. International	3,000,300
32,784		Signet Jewelers Ltd.	594,702
24,310		Six Flags Entertainment Corp.	1,284,297
42,913	[2]	Skechers USA, Inc., Class A	1,628,119
5,821	[2]	Sotheby's Holdings, Inc., Class A	347,572
14,150	[2]	Tempur Sealy International, Inc.	1,135,113
26,892		Texas Roadhouse, Inc.	1,485,245
56,248		The Wendy's Co.	1,023,151
17,923		Thor Industries, Inc.	1,068,211
44,395		Toll Brothers, Inc.	1,596,888
23,564	[2,3]	TRI Pointe Group, Inc.	322,591
18,696		Tupperware Brands Corp.	286,236
24,599	[2]	Urban Outfitters, Inc.	585,702
10,202	[2,3]	Visteon Corp.	672,108
15,380	[2]	Weight Watchers International, Inc.	332,977
26,245		Williams-Sonoma, Inc.	1,750,017
36,753		Wyndham Destinations, Inc.	1,729,596
31,377		Wyndham Hotels & Resorts, Inc.	1,774,369
		TOTAL	69,423,521
		Consumer Staples—2.6%
11,517		Casey's General Stores, Inc.	1,864,718
19,491	[2]	Edgewell Personal Care Co.	593,111
21,987	[3]	Energizer Holdings, Inc.	925,213
58,482		Flowers Foods, Inc.	1,386,023
15,569	[2,3]	Hain Celestial Group, Inc.	338,937
22,287		Ingredion, Inc.	1,722,562
6,706		Lancaster Colony Corp.	1,044,929
19,144		Nu Skin Enterprises, Inc., Class A	765,377
21,094	[2]	Post Holdings, Inc.	2,261,699
4,257	[3]	Sanderson Farms, Inc.	557,752
37,213	[2]	Sprouts Farmers Market, Inc.	630,016
2,915	[2,3]	The Boston Beer Co., Inc., Class A	1,143,613
4,653	[3]	Tootsie Roll Industries, Inc.	173,836
23,225	[2,3]	TreeHouse Foods, Inc.	1,378,172
		TOTAL	14,785,958
		Energy—2.7%
23,348	[2]	Apergy Corp.	759,510
32,041	[2,3]	Callon Petroleum Corp.	157,642
367,000	[2,3]	Chesapeake Energy Corp.	664,270
26,077	[2,3]	CNX Resources Corp.	214,353
15,400		Core Laboratories NV	772,618
100,681		EQT Corp.	1,521,290
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
63,433		Equitrans Midstream Corp.	$ 1,052,353
18,954	[2,3]	Matador Resources Co.	334,159
65,655	[2]	McDermott International, Inc.	421,505
50,688		Murphy Oil Corp.	1,218,540
97,285	[2]	Oasis Petroleum Inc.	473,778
34,734	[2]	Oceaneering International, Inc.	536,640
72,128		Patterson-UTI Energy, Inc.	838,849
40,628		PBF Energy, Inc.	1,134,740
121,079	[2]	QEP Resources, Inc.	599,341
75,671	[3]	Range Resources Corp.	430,568
163,967	[2]	Southwestern Energy Co.	360,727
209,050	[2,3]	Transocean Ltd.	1,271,024
70,884		Valaris PLC	580,540
29,871		World Fuel Services Corp.	1,166,164
128,414	[2]	WPX Energy Inc.	1,340,642
		TOTAL	15,849,253
		Financials—16.0%
4,602	[2]	Alleghany Corp.	3,155,730
25,640		American Financial Group, Inc.	2,625,023
66,415		Associated Banc-Corp.	1,439,213
30,697		BancorpSouth Bank	917,533
12,591		Bank of Hawaii Corp.	1,073,383
41,061		Bank OZK	1,255,645
46,071		Berkley, W. R. Corp.	3,196,867
38,990	[2]	Brighthouse Financial, Inc.	1,527,238
74,234		Brown & Brown	2,667,228
26,366		Cathay Bancorp, Inc.	981,343
22,710		Chemical Financial Corp.	954,728
55,218		CNO Financial Group, Inc.	933,736
30,932		Commerce Bancshares, Inc.	1,881,594
21,050		Cullen Frost Bankers, Inc.	1,998,487
53,423		East West Bancorp, Inc.	2,564,838
38,278		Eaton Vance Corp.	1,703,371
13,945		Evercore, Inc., Class A	1,204,430
12,214		FactSet Research Systems	3,386,942
31,502		Federated Investors, Inc.	1,094,695
35,349		First American Financial Corp.	2,043,879
34,887	[3]	First Financial Bankshares, Inc.	1,142,549
82,564		First Horizon National Corp.	1,354,050
110,157		FNB Corp. (PA)	1,327,392
51,248	[3]	Fulton Financial Corp.	871,216
180,198	[2]	Genworth Financial, Inc., Class A	718,990
9,749	[2]	Green Dot Corp.	494,177
29,185		Hancock Whitney Corp.	1,211,761
12,764		Hanover Insurance Group, Inc.	1,655,618
53,066	[3]	Home Bancshares, Inc.	1,043,808
25,355	[3]	Interactive Brokers Group, Inc., Class A	1,299,697
17,753		International Bancshares Corp.	668,045
55,699		Janus Henderson Group PLC	1,117,879
17,163		Kemper Corp.	1,510,687
28,458		Legg Mason, Inc.	1,071,728
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,754	[2]	LendingTree, Inc.	$ 565,735
7,889		Mercury General Corp.	447,385
89,696		Navient Corp.	1,269,198
180,601		New York Community Bancorp, Inc.	2,082,330
89,905		Old Republic International Corp.	2,050,733
39,973		PacWest Bancorp	1,544,157
24,442	[3]	Pinnacle Financial Partners, Inc.	1,484,607
15,985		Primerica, Inc.	1,961,200
20,653	[3]	Prosperity Bancshares, Inc.	1,433,112
19,924		Reinsurance Group of America	3,106,550
12,800		RenaissanceRe Holdings Ltd.	2,318,720
42,285		SEI Investments Co.	2,519,763
17,392		Signature Bank	2,216,784
170,108		SLM Corp.	1,549,684
70,646		Sterling Bancorp	1,543,615
23,927		Stifel Financial Corp.	1,431,074
52,721		Synovus Financial Corp.	2,012,361
67,194		TCF Financial Corp.	1,436,608
11,616	[2]	Texas Capital Bancshares, Inc.	730,995
12,350		Trustmark Corp.	438,919
13,871		UMB Financial Corp.	946,835
88,537		Umpqua Holdings Corp.	1,545,856
31,594	[3]	United Bankshares, Inc.	1,187,619
80,720		Valley National Bancorp	900,835
24,438		Washington Federal, Inc.	893,942
31,079		Webster Financial Corp. Waterbury	1,585,029
19,139		Wintrust Financial Corp.	1,369,204
		TOTAL	92,666,350
		Health Care—9.6%
30,364	[2,3]	Acadia Healthcare Co., Inc.	969,826
29,185	[2]	Allscripts Healthcare Solutions, Inc.	300,606
11,755	[2]	Amedisys, Inc.	1,620,897
9,055	[2]	Avanos Medical, Inc.	368,720
6,336	[2]	Bio-Rad Laboratories, Inc., Class A	1,995,206
13,574		Bio-Techne Corp.	2,852,576
8,209		Cantel Medical Corp.	757,527
46,139	[2]	Catalent, Inc.	2,606,392
15,408	[2]	Charles River Laboratories International, Inc.	2,072,992
5,957		Chemed Corp.	2,414,908
33,386	[2,3]	Covetrus, Inc.	790,247
31,138		Encompass Health Corp.	1,987,850
100,460	[2]	Exelixis, Inc.	2,136,784
26,130	[2]	Globus Medical, Inc.	1,191,005
16,130	[2]	Haemonetics Corp.	1,969,150
26,199	[2]	HealthEquity Inc.	2,147,794
21,124		Hill-Rom Holdings, Inc.	2,252,663
5,637	[2]	ICU Medical, Inc.	1,434,278
2,012	[2]	Inogen, Inc.	123,738
24,045	[2]	Integra Lifesciences Corp.	1,524,213
3,883	[2,3]	Ligand Pharmaceuticals, Inc., Class B	355,333
16,397	[2]	Livanova PLC	1,263,389
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
56,137	[2,3]	Mallinckrodt PLC	$ 382,293
17,801	[2]	Masimo Corp.	2,809,888
19,575	[2]	Medidata Solutions, Inc.	1,788,568
30,386	[2]	MEDNAX Inc.	746,584
19,922	[2]	Molina Healthcare, Inc.	2,645,243
15,858	[2]	NuVasive, Inc.	1,056,143
24,445	[3]	Patterson Cos., Inc.	484,011
18,598	[2]	PRA Health Sciences, Inc.	1,858,126
17,975	[2]	Prestige Consumer Healthcare, Inc.	621,935
27,029		STERIS PLC	4,023,537
19,511	[2]	Syneos Health, Inc.	996,817
29,748	[2]	Tenet Healthcare Corp.	701,160
10,644	[2]	United Therapeutics Corp.	843,431
23,369		West Pharmaceutical Services, Inc.	3,207,863
		TOTAL	55,301,693
		Industrials—15.9%
12,892		Acuity Brands, Inc.	1,730,364
50,134	[2]	AECOM	1,802,317
20,173		AGCO Corp.	1,553,321
18,081	[2]	ASGN, Inc.	1,140,007
22,269	[2]	Avis Budget Group, Inc.	810,369
15,492		Brinks Co. (The)	1,396,759
20,465		Carlisle Cos., Inc.	2,951,258
20,456	[2]	Clean Harbors, Inc.	1,591,681
32,906	[2,3]	Colfax Corp.	910,838
17,175		Crane Co.	1,437,547
14,216		Curtiss Wright Corp.	1,804,153
15,458		Deluxe Corp.	689,736
40,244		Donaldson Co., Inc.	2,010,188
5,365	[2]	Dycom Industries, Inc.	295,933
17,531		Emcor Group, Inc.	1,479,441
14,743		EnerSys, Inc.	1,004,146
47,125		Fluor Corp.	1,532,034
8,156		GATX Corp.	626,870
17,748	[2]	Genesee & Wyoming, Inc., Class A	1,948,908
52,896		Graco, Inc.	2,543,240
9,062	[3]	Granite Construction, Inc.	321,701
15,486	[3]	Healthcare Services Group, Inc.	370,270
12,885		HNI Corp.	441,182
19,867		Hubbell, Inc.	2,580,326
24,210		IDEX Corp.	4,072,606
14,425		Insperity, Inc.	1,534,099
27,606		ITT Corp.	1,723,167
94,997	[2]	Jet Blue Airways Corp.	1,826,792
28,330		Kennametal, Inc.	979,651
18,151	[2]	Kirby Corp.	1,422,312
31,902		Knight-Swift Transportation Holdings, Inc.	1,143,368
15,653		Landstar System, Inc.	1,741,709
12,463		Lennox International, Inc.	3,196,510
19,677		Lincoln Electric Holdings	1,663,100
19,980		Manpower, Inc.	1,825,173
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
20,314	[2,3]	Mastec, Inc.	$ 1,042,514
17,611		Miller Herman, Inc.	798,483
10,879		MSA Safety, Inc.	1,146,103
15,338		MSC Industrial Direct Co.	1,089,765
16,354		Nordson Corp.	2,316,708
39,224	[2]	Now, Inc.	480,494
53,808		nVent Electric PLC	1,333,900
22,900		Old Dominion Freight Lines, Inc.	3,823,842
23,341		OshKosh Truck Corp.	1,950,607
13,199		Regal Beloit Corp.	1,050,904
42,396	[2]	Resideo Technologies, Inc.	799,589
12,457		Ryder System, Inc.	663,460
21,839	[2]	Stericycle, Inc.	1,003,720
19,178	[2]	Taser International, Inc.	1,346,679
12,785	[2]	Teledyne Technologies, Inc.	3,724,015
11,199		Terex Corp.	341,010
17,806		Tetra Tech, Inc.	1,410,235
27,742		Timken Co.	1,268,087
38,533		Toro Co.	2,805,973
14,972	[2,3]	Trex Co., Inc.	1,223,961
28,378		Trinity Industries, Inc.	556,209
7,534		Valmont Industries, Inc.	1,036,678
8,735		Watsco, Inc.	1,420,486
15,871	[3]	Werner Enterprises, Inc.	526,124
20,548		Woodward, Inc.	2,302,198
30,774	[2,3]	XPO Logistics, Inc.	2,076,630
		TOTAL	91,639,450
		Information Technology—15.5%
34,158	[2]	ACI Worldwide, Inc.	1,146,342
23,498	[2]	Arrow Electronics, Inc.	1,706,190
33,193		Avnet, Inc.	1,507,626
8,166		Belden, Inc.	371,226
16,625	[3]	Blackbaud, Inc.	1,512,875
9,387	[2]	CACI International, Inc., Class A	2,019,613
40,555		CDK Global, Inc.	2,103,588
45,150	[2]	Ciena Corp.	2,041,683
18,796	[2]	Cirrus Logic, Inc.	921,944
56,738		Cognex Corp.	2,497,039
8,272	[2]	Coherent, Inc.	1,148,567
18,154	[2]	Commvault Systems, Inc.	824,918
27,426	[2]	CoreLogic, Inc.	1,249,803
38,919	[2]	Cree, Inc.	2,419,983
116,150		Cypress Semiconductor Corp.	2,667,966
10,305	[2]	Fair Isaac & Co., Inc.	3,580,163
20,190	[2]	First Solar, Inc.	1,302,053
10,596		InterDigital, Inc.	682,700
14,442		j2 Global, Inc.	1,286,638
45,394		Jabil, Inc.	1,401,767
43,605		KBR, Inc.	1,150,300
46,058		Leidos Holdings, Inc.	3,781,362
8,325	[3]	Littelfuse, Inc.	1,406,592
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
17,047	[2]	LiveRamp Holdings, Inc.	$ 898,206
16,917		LogMeIn, Inc.	1,285,185
25,888	[2]	Lumentum Holdings, Inc.	1,466,037
20,146	[2]	Manhattan Associates, Inc.	1,712,209
24,320		Maximus, Inc.	1,787,763
18,350		MKS Instruments, Inc.	1,562,136
13,067	[3]	Monolithic Power Systems	1,936,007
34,964		National Instruments Corp.	1,460,097
47,794	[2]	NCR Corp.	1,615,915
20,932	[2]	NetScout Systems, Inc.	545,069
33,786		Perspecta, Inc.	788,227
12,056		Plantronics, Inc.	462,950
30,467	[2]	PTC, Inc.	2,065,053
91,476		Sabre Corp.	2,150,601
17,132		Science Applications International Corp.	1,462,559
22,111	[2]	Semtech Corp.	1,169,009
13,492	[2]	Silicon Laboratories, Inc.	1,513,937
1,510	[2]	Synaptics, Inc.	48,592
10,540		Synnex Corp.	1,038,612
14,566	[2]	Tech Data Corp.	1,476,118
29,968	[2]	Teradata Corp.	1,097,428
54,367		Teradyne, Inc.	3,029,873
87,926	[2]	Trimble, Inc.	3,715,753
12,181	[2]	Tyler Technologies, Inc.	2,842,436
13,477	[3]	Universal Display Corp.	2,844,725
40,783		Versum Materials, Inc.	2,119,900
17,835	[2,3]	ViaSat, Inc.	1,455,158
25,464		Vishay Intertechnology, Inc.	432,888
13,754	[2]	WEX, Inc.	2,999,335
18,879	[2]	Zebra Technologies Corp., Class A	3,981,392
		TOTAL	89,694,108
		Materials—6.2%
43,101	[2,3]	Allegheny Technologies, Inc.	938,309
22,802		Aptargroup, Inc.	2,759,498
19,626		Ashland Global Holdings, Inc.	1,559,874
12,974		Cabot Corp.	580,197
16,553		Carpenter Technology Corp.	745,050
41,764		Chemours Co./The	796,439
21,831		Commercial Metals Corp.	382,261
6,108		Compass Minerals International, Inc.	341,132
26,781		Domtar, Corp.	1,136,853
14,932		Eagle Materials, Inc.	1,236,071
10,179		Greif, Inc., Class A	355,858
16,477	[2,3]	Ingevity Corp.	1,623,644
42,204	[3]	Louisiana-Pacific Corp.	1,103,212
12,361		Minerals Technologies, Inc.	658,223
2,688		Newmarket Corp.	1,133,288
56,094		Olin Corp.	1,125,807
53,545		Owens-Illinois, Inc.	908,659
27,098		Polyone Corp.	888,001
22,411		Reliance Steel & Aluminum Co.	2,239,979
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Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
21,315		Royal Gold, Inc.	$ 2,439,502
41,593		RPM International, Inc.	2,821,253
12,739		Scotts Miracle-Gro Co.	1,429,061
10,019		Sensient Technologies Corp.	682,995
34,543		Silgan Holdings, Inc.	1,038,363
36,661		Sonoco Products Co.	2,200,760
73,962		Steel Dynamics, Inc.	2,330,543
36,821	[3]	United States Steel Corp.	553,420
63,688		Valvoline, Inc.	1,285,861
14,085		Worthington Industries, Inc.	566,499
		TOTAL	35,860,612
		Real Estate—10.1%
33,661		Alexander and Baldwin, Inc.	791,370
43,329		American Campus Communities, Inc.	2,025,631
93,624		Brixmor Property Group, Inc.	1,776,984
33,921		Camden Property Trust	3,517,947
40,935		CoreCivic, Inc.	694,667
11,499		Coresite Realty Corp.	1,205,210
38,200		Corporate Office Properties Trust	1,066,544
54,236		Cousins Properties, Inc.	1,908,022
35,778		Cyrusone, Inc.	2,053,657
51,127		Douglas Emmett, Inc.	2,087,004
14,263		EastGroup Properties, Inc.	1,718,406
28,000		EPR PPTYS	2,084,040
39,525		First Industrial Realty Trust	1,509,460
41,639		Geo Group, Inc.	741,591
40,218		Healthcare Realty Trust, Inc.	1,286,172
34,875		Highwoods Properties, Inc.	1,580,884
55,511		Hospitality Properties Trust	1,371,677
37,785		JBG Smith Properties	1,478,527
14,810		Jones Lang LaSalle, Inc.	2,157,669
32,736	[3]	Kilroy Realty Corp.	2,601,203
27,084		Lamar Advertising Co.	2,191,637
46,989		Liberty Property Trust	2,457,525
14,552		Life Storage, Inc.	1,418,674
40,812		Mack-Cali Realty Corp.	970,509
139,641		Medical PPTYS Trust, Inc.	2,443,717
51,736		National Retail Properties, Inc.	2,702,689
68,096		Omega Healthcare Investors, Inc.	2,471,885
32,827	[3]	Pebblebrook Hotel Trust	918,828
14,934		PotlatchDeltic Corp.	549,870
8,048		PS Business Parks, Inc.	1,408,400
43,809		Rayonier, Inc.	1,272,213
44,358		Sabra Health Care REIT, Inc.	915,549
43,154		Senior Housing Properties Trust	353,863
28,352		Spirit Realty Capital, Inc.	1,250,890
33,940	[3]	Tanger Factory Outlet Centers, Inc.	538,967
21,129		Taubman Centers, Inc.	856,147
64,741	[3]	Uniti Group, Inc.	545,119
23,620		Urban Edge Properties	395,163
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
29,140		Weingarten Realty Investors	$ 813,297
		TOTAL	58,131,607
		Utilities—4.5%
16,090		Allete, Inc.	1,399,025
63,282		Aqua America, Inc.	2,654,680
16,920		Black Hills Corp.	1,339,218
34,048		Hawaiian Electric Industries, Inc.	1,525,350
15,805		Idacorp, Inc.	1,613,058
53,626		MDU Resources Group, Inc.	1,433,959
29,005		National Fuel Gas Co.	1,384,699
30,018		New Jersey Resources Corp.	1,496,998
15,598		Northwestern Corp.	1,090,612
71,287		OGE Energy Corp.	3,061,777
16,478		ONE Gas, Inc.	1,502,464
31,178		PNM Resources, Inc.	1,548,611
16,699		Southwest Gas Holdings, Inc.	1,484,708
15,802	[3]	Spire, Inc.	1,302,243
57,518		UGI Corp.	2,938,595
		TOTAL	25,775,997
		TOTAL COMMON STOCKS (IDENTIFIED COST $351,481,449)	563,693,364
		INVESTMENT COMPANIES—6.2%
13,755,319		Federated Government Obligations Fund, Premier Shares, 2.250%[4]	13,755,319
21,741,052		Federated Institutional Prime Value Obligations Fund, Class Institutional Shares, 2.390%[4]	21,747,574
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $35,500,376)	35,502,893
		TOTAL INVESTMENT IN SECURITIES—103.8% (IDENTIFIED COST $386,981,825)	599,196,257
		OTHER ASSETS AND LIABILITIES - NET—(3.8)%[5]	(21,862,986)
		TOTAL NET ASSETS—100%	$ 577,333,271
At July 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P MidCap 400 E-Mini Long Futures	69	$13,579,890	September 2019	$201,165
The average notional value of long futures contracts held by the Fund throughout the period was 18,663,339. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
9

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
	Federated Investors, Inc.	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	36,618	31,461,320	43,162,327	74,660,265
Purchases/Additions	—	172,890,412	262,282,944	435,173,356
Sales/Reductions	(5,116)	(190,596,413)	(283,704,219)	(474,305,748)
Balance of Shares Held 7/31/2019	31,502	13,755,319	21,741,052	35,527,873
Value	$1,094,695	$ 13,755,319	$ 21,747,574	$ 36,597,588
Change in Unrealized Appreciation/Depreciation	$ 294,826	N/A	$ 438	$ 295,264
Net Realized Gain/(Loss)	$ 42,662	N/A	$ 1,750	$ 44,412
Dividend Income	$ 9,192	$ 387,354	$ 630,863	$ 1,027,409
*	All or portion of the balance/activity for the Fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $13,579,890 at July 31, 2019, which represents 2.4% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.0%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Collateral Received
$20,179,044	$21,255,320
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party
10

pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
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